Jody M. Walker
Attorney At Law
7841 South Garfield Way
                           Centennial, CO 80122
Telephone:  303-850-7637                      Facsimile:  303-220-9902

June 25, 2009

James Allegretto
Senior Assistant Chief Accountant
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:   American Antiquities, Inc.
      Form 10-K for Fiscal Year Ended October 31, 2008
      Filed January 29, 2009
      File Number 333-130446

Dear Mr. Allegretto:

In response to your letter dated February 20, 2009, please note the following:

General
1. Please review and revise all 10-K items in future filings to ensure the disclosures reflect current information. In addition, revise
Management's Discussion and Analysis of Financial Condition and Results of Operations in future filings to fully comply with Item 303 of Regulation S-K.

American Antiquities has reviewed and revised all 10-K items in the amendment to Form 10-K for the year ended October 31, 2008 to ensure the disclosures reflect current information.

American Antiquities will review and revise all 10-K items in future filings to ensure the disclosures reflect current information.

American Antiquities has revised Management's Discussion and
Analysis of Financial Condition and Results of Operations to fully comply with Item 303 of Regulation S-K.

In future filings, Management's Discussion and Analysis of Financial Condition and Results of Operations will fully comply with Item 303 of Regulation S-K.

Item 9A.  Controls and Procedures
2. Since you were required to file or filed an annual report for the prior fiscal year, you are required to report on your management's assessment of internal control over financial reporting. Please revise to provide management's report on internal control over financial reporting that contains the information in Item 308(T)(a) of Regulation S-=K. You may find the following documents helpful in complying with your reporting obligation:
  - the Commission's release Amendments to Rules Regarding Management's Report on Internal Control Over Financial Reporting (Securities Act Release 8809/Financial Reporting Release 76). You can find this release at http://www.sec.gov.rules/final/2007/33-8809.pdf;

   - the Commission's release Commission Guidance Regarding Management's Report on Internal Control Over Financial Reporting Under
Section 13(a) or 15(d) of the Securities Exchange Act of 1934 (Securities Act Release 8810/Financial Reporting Release 77). You can find this release at http://sec.gov/rules/interp /2007/33-8810.pdf; and
   - the "Sarbanes-Oxley Section 404 - A Guide for Small Business" brochure at: (http://www.sec.gov/info/smallbus/404guide.shtml).

The disclosure has been revised to include management's report on internal control over financial reporting.

3. We note that your Chief Executive and Chief Financial Officers' concluded that disclosure controls and procedures were effective as of the end of the fiscal year. Please note the definition of disclosure controls and procedures provided in Rule 13a-15(e), which indicates that effective controls and procedures would ensure that information required to be disclosed by the issuer is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms. In addition, as discussed in Compliance and Disclosure Interpretation 115.02, which you can find at http://www.sec.gov/divisions/corpfin/guidance/regs-kinterp.htm, as a result of the failure to file management's report on internal control over financial reporting, we believe your annual report is materially deficient and that you are not timely or current in your Exchange Act Reporting. In light of these facts, we believe that management should conclude that disclosure controls and procedures were not effective as of the end of the period covered by the report. Please revise the conclusion of your Chief Executive and Chief Financial Officers' to state that disclosure controls and procedures were not effective as of the end of the fiscal year.

The conclusion of the Chief Executive and Chief Financial
Officers' has been revised to state that disclosure controls and procedures were not effective as of the end of the fiscal year.

Very truly yours,

/s/Jody M. Walker
---------------------------
Jody M. Walker